Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 56,564	$ 61,540
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	62.00%
Percentage of past due mortgages (less than)	0.50%
Loans	$ 15,965	16,528
Wealth management loans and mortgages | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	24.00%
Wealth management loans and mortgages | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	18.00%
Wealth management loans and mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	10.00%
Wealth management loans and mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth management loans and mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	40.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 594	708
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 5,500	5,100
Number of business days in which overdrafts are generally repaid	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,500	15,800
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	45,044	48,895
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,843	16,420
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	594	708
Purchased mortgages	$ 128
Percentage of purchased residential mortgages that were at least 60 days delinquent	11.00%
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,550	963	$ 1,055
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,343	$ 15,689	$ 17,503
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%